UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23371

TIGERSHARES Trust
(Exact name of registrant as specified in charter)

3532 Muirwood Drive Newton Square, PA 19073
(Address of principal executive offices) (Zip code)

3532 Muirwood Drive Newton Square, PA 19073
(Name and address of agent for service)

1.484.816.7801
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2019

Date of reporting period: March 31, 2019

Item 1. Reports to Stockholders.

TIGERSHARES TRUST

TIGERSHARES China-U.S. Internet Titans ETF (TTTN)

Semi-Annual Report

March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund, if you hold your Shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your Shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your Shares directly with the Fund, you may elect to receive shareholder reports and other communications electronically from the Fund by contacting the Fund at 800-614-0004 or, if you hold your Shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your Shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at 800-614-0004 or, if you hold your Shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the TIGERSHARES Funds you hold directly with series of the Trust or through your financial intermediary, as applicable.

TIGERSHARES TRUST

i

Tabular Presentation of Schedule of Investments
As of March 31, 2019 (Unaudited)

TIGERSHARES China-U.S. Internet Titans ETF

Sector	% Net Assets
Communication Services	43.2%
Consumer Discretionary	36.2%
Information Technology	16.5%
Real Estate	4.1%
Other Assets	0%
Total	100.0%

TIGERSHARES China-U.S. Internet Titans ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS — 95.9%
China — 47.5%
4,515	58.com, Inc. ADR(a)	$296,545
3,597	Alibaba Group Holding Ltd. ADR(a)	656,273
3,500	Autohome, Inc. ADR(a)	367,920
2,018	Baidu, Inc. ADR(a)	332,667
9,644	Ctrip.com International Ltd. ADR(a)	421,346
11,879	JD.com, Inc. ADR(a)	358,152
1,467	NetEase, Inc. ADR	354,207
10,994	Pinduoduo, Inc. ADR(a)	272,651
15,400	Tencent Holdings Ltd.	708,208
4,556	Weibo Corp. ADR(a)	282,427
		4,050,396
United States — 48.4%
587	Alphabet, Inc.(a)	688,733
401	Amazon.com, Inc.(a)	714,081
1,154	Arista Networks, Inc.(a)	362,887
193	Booking Holdings, Inc.(a)	336,768
8,860	eBay, Inc.	329,060
4,078	Facebook, Inc.(a)	679,762
920	Netflix, Inc.(a)	328,035
10,693	Twitter, Inc.(a)	351,586
1,849	VeriSign, Inc.(a)	335,704
		4,126,616
	TOTAL COMMON STOCKS (Cost $7,070,061)	8,177,012
REAL ESTATE INVESTMENT
TRUSTS — 4.1%
United States — 4.1%
775	Equinix, Inc.	351,199
	TOTAL Real Estate Investment Trusts (Cost $301,883)	351,199

	TOTAL INVESTMENTS (Cost $7,371,944) — 100.0%	8,528,211
	Liabilities in Excess of Other Assets — 0.0%(b)	(329)
	TOTAL NET ASSETS — 100.0%	$8,527,882

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a) Non-Income producing security.

(b) Rounds to Zero.

The accompanying notes are an integral part of these financial statements

TIGERSHARES TRUST
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited)

TIGERSHARES China-U.S. Internet Titans ETF
Assets:
Investments, at value	$8,528,211
Cash	3,852
Total Assets	8,532,063
Liabilities:
Accrued investment advisory fees	4,181
Total Liabilities	4,181
Net Assets	$8,527,882

Net Assets Consist of:
Capital Stock	$7,442,175
Total Distributable Earnings	1,085,707
Net assets	$8,527,882
Calculation of Net Asset Value Per Share:
Net Assets	$8,527,882
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	304,000
Net Asset Value, Redemption Price and Offering Price per Share	$28.05

Cost of Investments	$7,371,944

The accompanying notes are an integral part of these financial statements

TIGERSHARES TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2019* (Unaudited)

TIGERSHARES China-U.S. Internet Titans ETF
Investment Income:
Dividend income	$5,013
Total investment income	5,013
Expenses:
Investment advisory fees	15,589
Total expenses	15,589

Net Investment (Loss)	(10,576)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(59,985)
(59,985)
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	1,157,512
Foreign currency	(1,244)
1,156,268
Net realized and unrealized gain (loss) on investments and foreign currency	1,096,283
Net increase (decrease) in net assets resulting from operations	$1,085,707

*	The Fund commenced operations on November 7, 2018. The information presented is for the period from November 7, 2018, to March 31, 2019.

The accompanying notes are an integral part of these financial statements

STATEMENT OF CHANGES IN NET ASSETS

TIGERSHARES China-U.S. Internet Titans ETF
For the period November 7, 2018* through March 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment gain/(loss)	$(10,576)
Net realized gain/(loss) on investments	(59,985)
Change in net unrealized appreciation (depreciation) on investments	1,156,268
Net increase in net assets resulting from operations	1,085,707

Distributions to Shareholders:
Distributions to Shareholders	—
Total distributions to shareholders	—

Capital Share Transactions:
Proceeds from shares sold	7,442,175
Payments for shares redeemed	—
Net increase (decrease) in net assets from capital share transactions	7,442,175
Total increase in net assets	8,527,882
Net Assets:
Beginning of Period	—
End of period	$8,527,882

Changes in Shares Outstanding
Shares Outstanding, beginning of period	—
Shares sold	304,000
Shares reinvested	—
Shares repurchased	—
Shares outstanding, end of period	304,000

*      Commencement of operations

The accompanying notes are an integral part of these financial statements

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain/ (Loss) on Investments	Net Increase in Net Asset Value Resulting from Operations	Return of Capital Distribution	Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Year/ Period March 31, 2019	Net Expenses[3,4]	Total Expenses[3]	Net Investment Income after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[5]
TIGERSHARES
China-U.S. Internet	November 7, 2018[6]
Titans ETF	to March 31, 2019	$25.00	$(0.04)	$3.09	$3.05	$—	$28.05	12.21%	$8,527,882	0.59%	0.59%	-0.40%	13%

1	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
2	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
3	For periods of less than one year, these ratios are annualized.
4	Net expenses include effects of any reimbursement or recoupment.
5	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
6	Commencement of operations.

The accompanying notes are an integral part of these financial statements

 TIGERSHARES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2019 (Unaudited)

NOTE 1 — ORGANIZATION

TIGERSHARES China-U.S. Internet Titans ETF is a series of TIGERSHARES Trust (the “Trust”), an open-end management investment company, organized as a Delaware statutory trust on May 25, 2018. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of a specific equity securities index. The Fund’s current index is the Nasdaq China US Internet Tiger Index (the “Underlying Index”).

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The standard fixed creation transaction fee for the TIGERSHARES China-U.S. Internet Titans ETF is $250. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of

TIGERSHARES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2019 (Unaudited) (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (cont.)

“fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2019, the Fund did not hold any “fair valued” securities. As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

TIGERSHARES China-U.S. Internet Titans ETF

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$8,177,012	$—	$—	$8,177,012
Real Estate Investment Trusts	351,199	—	—	351,199
Total Investments in Securities	$8,528,211	$—	$—	$8,528,211

*	For further detail on each asset class, see the Schedule of Investments.

During the fiscal period ended March 31, 2019, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period. Transfers between levels are recognized at the end of the reporting period.

B.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

TIGERSHARES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2019 (Unaudited) (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (cont.)

C.	Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended March 31, 2019, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended March 31, 2019, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognized interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2019, the Fund did not incur any interest of penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations

D.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.	Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.	Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through date the financial statements were available to be issued. There were no events or transactions that occurred during the period ended March 31, 2019 that materially impacted the amounts or disclosures in the Fund’s financial statements.

Effective on May 31st, 2019, TIGERSHARES China-U.S. Internet Titans ETF (TTTN) anticipates changing its fund name and brand name. TIGERSHARES China-U.S. Internet Titans ETF (TTTN) will change its name to “UP Fintech China-U.S. Internet Titans ETF”. The “TIGERSHARES” brand name will change to “UP Fintech Asset Management”. The new website domain will be www.upfintecham.com. The Index that the Fund tracks will not change its name or methodology. The Fund’s ticker symbol will not change.

 TIGERSHARES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2019 (Unaudited) (Continued)

NOTE 3 — COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Wealthn LLC serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee. For services provided to the Fund, TIGERSHARES China-U.S. Internet Titans ETF pays the Adviser 0.59% per month. The monthly advisor fee is calculated on an annualized basis on the Fund’s average daily net assets. Two of the trustees of the Fund are affiliated with the Adviser.

U.S. Bancorp Global Fund Services, LLC (“USBGFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountant and fund accountant. USBGFS also serves as the transfer agent to the Fund. U.S. Bank N.A., an affiliate of USBGFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

NOTE 4 — PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2019, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, are as follows:

	Purchases	Sales
TIGERSHARES China-U.S. Internet Titans ETF	$894,302	$792,251

For the period ended March 31, 2019, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
TIGERSHARES China-U.S. Internet Titans ETF	$7,329,878	—

There were no purchases or sales of U.S. Government securities during the period.

NOTE 5 — TAX INFORMATION

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at March 31, 2019 were as follows (because tax adjustments are calculated annually, these amounts do not reflect tax adjustments since the Fund does not have a full fiscal year of operations):

TIGERSHARES China-U.S. Internet Titans ETF
Tax cost of investments	$7,371,944
Gross tax unrealized appreciation	1,214,740
Gross tax unrealized depreciation	(58,473)
Net tax unrealized appreciation (depreciation)	$1,156,267

 TIGERSHARES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2019 (Unaudited) (Continued)

NOTE 6 — OTHER INFORMATION

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

TIGERSHARES TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for the Fund was at a premium or discount to its daily net asset value (NAV). Shareholders may pay more than net asset value when they buy Fund shares and receive less than net asset value when they sell those shares, because shares are bought and sold at current market prices. The chart presented represents past performance and cannot be used to predict future results.

	TIGERSHARES CHINA-U.S. Internet Titans ETF
	Period Ended March 31, 2019
Premium/Discount Range	Number of Trading Days	% of Total Trade Days
1.00% or more	3	3.06%
0.75% to 0.999%	3	3.06%
0.50% to 0.749%	6	6.12%
0.25% to 0.499%	24	24.49%
0.00% to 0.249%	27	27.56%
-0.001% to -0.249%	15	15.31%
-0.25% to -0.499%	9	9.18%
-0.50% to -0.749%	6	6.12%
-0.75% to -0.999%	2	2.04%
-1.00% or more	3	3.06%
	98	100.00%

TIGERSHARES TRUST

Expense Example
March 31, 2019 (Unaudited)

As a shareholder of the TIGERSHARES China-U.S. Internet Titans ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (November 7, 2018 to March 31, 2019).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period November 7, 2018 to March 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Expense Example
March 31, 2019 (Unaudited)

	Annualized Expense Ratio	Beginning Account Value November 7, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period*
TIGERSHARES China-U.S. Internet Titans ETF
Actual	0.59%	$1,000.00	$1,122.10	$2.49
Hypothetical (5% annual return before expenses)	0.59%	1,000.00	1,017.52	2.36

*	The Inception Date for TIGERSHARES China-U.S. Internet Titans ETF was November 7, 2018. Actual Expenses paid during the period equal to the annualized net expense ratio of 0.59% for the Fund, multiplied by the average account value over the period, multiplied by 145/365 to reflect the inception to the end of the reporting period.

OFFICERS AND INTERESTED TRUSTEES

The table below sets forth certain information about each of the Trust’s executive officers as well as its Interested Trustees.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Yang Xu, 1987	President & Principal Executive Officer	Trustee since 2018; President since 2018	President/Principal Executive Officer, TIGERSHARES (since 2018);
Partner, UP Fintech Holding Limited
(since 2018);
CEO, Wealthn LLC (since 2017);
Co-Founder, Tradingfront, Inc. (2017-2018);
Managing Member, Alpha Architect
(2014-2017);
Principal Data Analyst, Capital One
(2013-2014);

David P. Foulke 1966	Vice President & Principal Financial Officer	Trustee since 2018; Vice President since 2018	Vice President/Principal Financial Officer, TIGERSHARES (since 2018); CFO, Wealthn LLC (since 2017); Co-Founder, Tradingfront, Inc. (2017-2018); Managing Member, Alpha Architect (2012-2016);

Janaya P. Moscony 1973	Chief Compliance Officer & Anti-Money Laundering Officer	Trust CCO since 2018	President, SEC Compliance Consultants, Inc. (since 2003); Managing Member, CCO Compliance Services, LLC (since 2012); CCO, STAAR Trust (since 2018);

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Robert W. Driscoll, Jr. Born: 1964 c/o TIGERSHARES Trust 3532 Muirwood Drive, Newton Square, PA 19073	Trustee	Since 2018	Managing Principal, Driscoll Holdings LLC (since 2012);	1	None

David W. Irvin Born: 1966 c/o TIGERSHARES Trust	Trustee	Since 2018	Business Management, Fiserv, Inc. (information technology) (since 2002);	1	Volunteer Director, Enterprise Credit Union (since 2018);
3532 Muirwood Drive,
Newton Square, PA 19073			Consultant, ATA RiskStation, LLC (data analytics) (since 2017);

Andrew A. Smith Born: 1968 c/o TIGERSHARES Trust	Trustee	Since 2018	Chief Executive of Spouting Rock Asset Management (since 2017);	1	HazelTree Fund Services, Inc (since 2019);
3532 Muirwood Drive,
Newton Square, PA 19073			Previously he was the Co-Head of Americas (2014-2016), Chief Operating Officer (2008-2016) and Chief Financial Officer for Aberdeen Asset Management Inc. in the Americas;

			Other roles included Trustee and Vice President for Aberdeen Investment Funds (2012-2016) as well as Director of Aberdeen Asset Management Cayman Limited (2013-2016);

Chenyang Wei Born: 1973 c/o TIGERSHARES Trust 3532 Muirwood Drive,	Trustee	Since 2018	Director, Credit Research, AIG Investments (2012-2016);	1	Board Director, The Chinese Finance Association (Non profit), (since 2014);
Newton Square, PA 19073			Senior MD, Zenity Asset Management (since 2016);		Chairman, The Chinese Finance Association
					(since 2016);

Additional information about the Interested Trustees and Independent Trustees is available in the Statement of Additional Information (SAI).

Board Consideration of the Investment Advisory Agreement and Subadvisory Agreement

At an in-person meeting on September 27, 2018, the Board of Trustees (“Board”) of the TigerShares Trust (“Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, approved the Investment Advisory Agreement between Wealthn LLC (“Wealthn”) and the Trust with respect to the TigerShares China-U.S. Internet Titans ETF (“TTTN” or “Fund”) (“Advisory Agreement”) and the Subadvisory Agreement between the Trust, Wealthn, and Vident Investment Advisory, LLC (“Vident”) with respect to TTTN (“Subadvisory Agreement” and together with the Advisory Agreement, the “Agreements”). In advance of the meeting, the Board received and considered information relating to the Agreements. In reviewing the Agreements, the Board considered that the evaluation process with respect to Wealthn and Vident would be an ongoing one and, in this regard, noted that it would consider information at each regularly scheduled meeting regarding, among other matters, the services provided by Wealthn and Vident to TTTN.

In evaluating the Agreements, the Board considered, among other matters: (1) the nature, extent, and quality of the services to be provided by Wealthn and Vident; (2) the proposed compensation to be paid by TTTN to Wealthn and the proposed compensation to be paid by Wealthn to Vident; (3) the estimated costs of the services to be provided by Wealthn and Wealthn’s proﬁtability expectations with respect to its relationship with TTTN; (4) the extent to which economies of scale would be realized as TTTN grows and whether the Advisory Agreement would enable investors to share in the beneﬁts of economies of scale; and (5) other beneﬁts Wealthn and Vident anticipated they may receive from their relationship with TTTN.

Nature, Quality, and Extent of Services.  The Board considered information concerning the nature, quality, and extent of the services to be provided by Wealthn and Vident to TTTN. In this connection, the Board considered the responsibilities of Wealthn and Vident. It recognized that Wealthn had invested signiﬁcant time and effort in structuring the Trust and TTTN, obtaining the necessary exemptive relief from the Securities and Exchange Commission and conducting due diligence on and evaluating potential service providers for TTTN. It also considered that Wealthn had agreed to bear most of TTTN’s expenses under a unitary fee arrangement, as speciﬁed in the Advisory Agreement, and would bear entrepreneurial and other risks in servicing TTTN.

The Board considered that Wealthn would be responsible for monitoring TTTN’s investment program and TTTN’s compliance with its investment objective, policies, and restrictions and for carrying out directives of the Board. The Board also noted that Wealthn would be responsible for providing investment advisory and other services to TTTN, though it had chosen to delegate the day-to-day portfolio management activities to Vident pursuant to the Subadvisory Agreement. In this regard, the Board considered Wealthn’s recommendation that Vident serve as the subadviser to TTTN, the due diligence performed by Wealthn in recommending Vident, and its continued oversight of Vident.

The Board evaluated Wealthn and Vident’s personnel that would be responsible for servicing TTTN and the experience of Vident’s portfolio management team. The Board also considered the ﬁnancial condition of Wealthn and Vident, noting that each had sufficient ﬁnancial resources to be able to provide high-quality services to TTTN during the initial term of the Agreements.

Performance.  The Board noted that, because TTTN had not yet commenced investment operations, it had no investment performance. The Board considered that, once TTTN commences operations, it will receive regular reports regarding the performance of TTTN and its tracking error. The Board also considered the portfolio management experience of Vident in managing other ETFs and information provided by Vident indicating that it had achieved a low tracking error for another global equities ETF it manages.

Comparative Fees and Expenses.  The Board considered the proposed compensation of Wealthn and Vident under the Advisory Agreement and Subadvisory Agreement, respectively, in light of the nature, quality, and extent of the services to be provided by them. The Board also considered the anticipated expense ratio of TTTN and that Wealthn was entering into a unitary advisory fee arrangement for TTTN, under which Wealthn, and not TTTN, would be responsible for paying most of TTTN’s expenses, including those of TTTN’s principal service providers. The Board received information from Wealthn comparing TTTN’s advisory fee rate and anticipated expense ratio to a peer group of funds (“peer group funds”) identiﬁed by Wealthn and noted that TTTN’s advisory fee rate and anticipated expense ratio were in line with those of the peer group funds. The Board also received information comparing TTTN’s anticipated expense ratio to its Morningstar category and noted that, based on such information, TTTN’s anticipated expense ratio was below the median of its Morningstar category.

With respect to how Wealthn and Vident’s compensation under the Advisory Agreement and Subadvisory Agreement, respectively, compared to that of their other accounts, the Board: (1) noted that Wealthn had represented that it did not advise any other accounts with investment strategies similar to those of TTTN; and (2) considered that Vident does receive compensation from accounts with investment strategies similar to those of TTTN, but Wealthn (and not TTTN) pays Vident’s compensation under the Subadvisory Agreement and, given the arm’s-length nature of the relationship between Wealthn and Vident, Wealthn would have negotiated as competitive of a subadvisory fee rate as possible with Vident.

Costs and Proﬁtability.  The Board considered the estimated cost of services and proﬁtability of Wealthn with respect to TTTN. The Board received projections from Wealthn regarding its anticipated proﬁtability with respect to TTTN and noted that, based on such projections, the Advisory Agreement was unlikely to be proﬁtable to Wealthn during the initial term of the Agreement. The Board also considered that TTTN had not yet commenced operations and had no assets under management and that Wealthn proposed a unitary fee structure for the Fund, under which it would bear most of TTTN’s expenses.

The Board did not consider information regarding the anticipated costs of services provided or proﬁts to be realized by Vident from its relationship with TTTN, noting instead the arm’s-length nature of the relationship between Wealthn and Vident with respect to the negotiation of Vident’s compensation and that Wealthn, and not TTTN, was responsible for paying Vident’s compensation under the Subadvisory Agreement.

Other Beneﬁts.  The Board considered the extent to which Wealthn and Vident would derive ancillary beneﬁts from TTTN’s operations. The Board acknowledged that Vident may beneﬁt to Vident as a result of its engaging in soft-dollar transactions. The Board observed that such transactions may not solely beneﬁt the Fund, but that Vident’s soft-dollar transactions on behalf of its other clients also may not beneﬁt such clients, but also the Fund. Based on the materials provided to the Board, the Board did not identify any similar beneﬁts to be realized by Wealth from its relationship with TTTN.

Economies of Scale.  The Board considered whether economies of scale would be realized by Wealthn and Vident under the Agreements. In this regard, the Board noted that the Fund had not yet commenced operations and had no assets under management. The Board thus determined that it was premature to evaluate the Fund for economies of scale.

Conclusion.  The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards applicable to its consideration of the Agreements. The Board noted that, once TTTN becomes operational, it would continue to monitor TTTN at its regular meetings and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory and subadvisory arrangements, as outlined in the Agreements, were reasonable in light of the factors considered by the Board.

TIGERSHARES TRUST

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund ﬁles its complete schedules of portfolio holdings for its ﬁrst and third ﬁscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 800-614-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at http://www.tigershares.com/ daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling 800-614-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at http://www.tigershares.com/.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ending June 30 will be ﬁled on Form N-PX and will be available (1) without charge, upon request, by calling 800-614-0004 and (2) at the SEC’s website at www.sec.gov.

TIGERSHARES TRUST
PRIVACY POLICY
(Unaudited)

Wealthn LLC is strongly committed to preserving and safeguarding our clients’ personal ﬁnancial information. Conﬁdentiality is extremely important to both us and our clients, and we therefore take strict measures to protect the conﬁdentiality and security of our clients’ personal information.

Personal Information
To provide ﬁnancial planning and investment services, we collect non-public personal information from our clients. The categories of nonpublic personal information collected from a client depend upon the scope of the client engagement. It may include information about the client’s personal ﬁnances, information about transactions between the client and third parties, information from custodians, banks, or other ﬁnancial institutions, information from the client’s other advisors, and information collected from written or verbal communications with the client. We do not disclose any of our clients’ personal information to anyone except as permitted or required by law. We do not disclose any of our clients’ personal information to affiliated or non- affiliated third parties (such as our clients’ other professional and/or service providers) without our clients’ authorization and consent and only for the purpose of providing services on our clients’ behalf. Federal law allows you the right to limit the sharing of your NPI by “opting out” of the following: sharing for affiliates’ everyday business purposes — information about your creditworthiness or sharing with non-affiliates to market to you. State laws and individual companies may give you additional rights to limit sharing. Please notify us immediately at our address or telephone number if you choose to opt out of these types of sharing.

Security
Wealthn LLC has instituted certain technical, administrative and physical safeguards through which Wealthn LLC seeks to protect personal information about current and former clients from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of client information contained in electronic form. Second, administrative procedures are used in order to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information is accessible. Third, physical safeguards have been established to prevent access to client information contained in hard-copy form. As these procedures illustrate, Wealthn LLC realizes the importance of information conﬁdentiality and security, and emphasizes practices which are aimed at achieving those goals.

Questions
Wealthn LLC welcomes questions and comments about our Privacy Policy. Please call us at +1.484.816.7801.

Adviser
Wealthn LLC
3532 Muirwood Drive
Newton Square, PA 19073

Sub-Advisor
Vident Investment Advisory, LLC
300 Colonial Center Parkway
Suite 300
Roswell, GA 30076

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th  Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave.
Cleveland, OH 44115

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, DC 20006

TIGERSHARES China-U.S. Internet Titans ETF
Symbol – TTTN
CUSIP – 88680T108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2)	A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     TIGERSHARES TRUST

By (Signature and Title) /s/ Yang Xu
                                        Yang Xu, President, Principal Executive Officer

Date   May 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Yang Xu
                                          Yang Xu, President, Principal Executive Officer

Date   May 31, 2019

By (Signature and Title)* /s/ David P. Foulke
                                          David P. Foulke, Principal Financial Officer, Vice President

Date   May 31, 2019

* Print the name and title of each signing officer under his or her signature.